                           COLUMBIA FUNDS SERIES TRUST
                            CORPORATE BOND PORTFOLIO
                                  (THE "FUND")

                        SUPPLEMENT DATED NOVEMBER 8, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2006

     Effective immediately, the prospectus for all share classes of the Fund are hereby supplemented to reflect the following:

     - Carl Pappo has replaced Brian Drainville as the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Mr. Pappo's professional biography is as follows:

                                                     BUSINESS EXPERIENCE DURING PAST
PORTFOLIO MANAGER     LENGTH OF SERVICE WITH FUND               FIVE YEARS
-----------------   ------------------------------   -------------------------------
Carl Pappo          Corporate Bond Portfolio since   Columbia Management -
                    November 2006                    Associated since January 1993




INT-47/115054-1006

                           COLUMBIA FUNDS SERIES TRUST
                            CORPORATE BOND PORTFOLIO
                                  (THE "FUND")

                        SUPPLEMENT DATED NOVEMBER 8, 2006
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2006

     Effective immediately, the Statement of Additional Information for all share classes of the Fund is hereby supplemented as follows:

     - The following is added to the table under the heading "Other Accounts Managed by the Portfolio Managers":

                      OTHER SEC-REGISTERED        OTHER POOLED
                            OPEN-END               INVESTMENT
                      AND CLOSED-END FUNDS          VEHICLES         OTHER ACCOUNTS
                    ------------------------   -----------------   -----------------
                     NUMBER                     NUMBER              NUMBER
                       OF                         OF                  OF
PORTFOLIO MANAGER   ACCOUNTS       ASSETS      ACCOUNTS   ASSETS   ACCOUNTS   ASSETS
-----------------   --------   -------------   --------   ------   --------   ------
Carl Pappo             2*      $2.48 billion       0        $0         0        $0

          Account information is provided as of September 30, 2006.

* "Other SEC-registered open-end and closed-end funds" represents funds other than the Corporate Bond Portfolio.

     - The following is added to the table under the heading "Ownership of Securities":

                           DOLLAR RANGE OF EQUITY SECURITIES
    PORTFOLIO MANAGER        IN THE FUND BENEFICIALLY OWNED
    -----------------      ---------------------------------
       Carl Pappo
Corporate Bond Portfolio                   $0

          Account information is provided as of September 30, 2006.

     -    The following is added to the table under the heading "Compensation":

PORTFOLIO MANAGER           FUND NAME                PEER GROUP           PERFORMANCE BENCHMARK
-----------------   ------------------------   ---------------------   ---------------------------
    Carl Pappo      Corporate Bond Portfolio   Lipper Intermediate     Lehman Aggregate Bond Index
                                               Investment Grade Debt
                                               Category



INT-50/114967-1006

                           COLUMBIA FUNDS SERIES TRUST
                      MORTGAGE- AND ASSET-BACKED PORTFOLIO
                                  (THE "FUND")

                        SUPPLEMENT DATED NOVEMBER 8, 2006
 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2006

     Effective immediately, the prospectus and statement of additional information for all share classes of the Fund are hereby supplemented to reflect the following:

     - Richard Cutts is the sole portfolio manager responsible for making the day-to-day investment decisions for the Fund.

     Accordingly, the prospectus and statement of additional information for all share classes of the Fund are also hereby supplemented by removing all references to Leonard Aplet as a portfolio manager responsible for making the day-to-day investment decisions for the Fund.





INT-47/115055-1006

                           COLUMBIA FUNDS SERIES TRUST
                         COLUMBIA TOTAL RETURN BOND FUND
                                  (THE "FUND")

                        SUPPLEMENT DATED NOVEMBER 8, 2006
                    TO THE PROSPECTUSES DATED AUGUST 1, 2006

     Effective immediately, the prospectuses for all share classes of the Fund are hereby supplemented to reflect the following:

     - The portfolio managers responsible for making the day-to-day investment decisions for the Fund are: Leonard Aplet, Kevin Cronk, Thomas LaPointe, Laura Ostrander, Richard Cutts and Carl Pappo. Mr. Cutts and Mr. Pappo have recently been added as portfolio managers to the Fund, and their professional biographies are as follows:

                                                      BUSINESS EXPERIENCE DURING PAST
PORTFOLIO MANAGER     LENGTH OF SERVICE WITH FUND                FIVE YEARS
-----------------   -------------------------------   -------------------------------
Richard Cutts       Columbia Total Return Bond Fund   Columbia Management -
                    since November 2006               Associated since 1994

Carl Pappo          Columbia Total Return Bond Fund   Columbia Management -
                    since November 2006               Associated since January 1993




INT-47/114875-1006

                           COLUMBIA FUNDS SERIES TRUST
                         COLUMBIA TOTAL RETURN BOND FUND
                                  (THE "FUND")

                        SUPPLEMENT DATED NOVEMBER 8, 2006
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2006

     Effective immediately, the Statement of Additional Information for all share classes of the Fund is hereby supplemented as follows:

     - The following is added to the table under the heading "Other Accounts Managed by the Portfolio Managers":

                      OTHER SEC-REGISTERED
                            OPEN-END           OTHER POOLED INVESTMENT
                      AND CLOSED-END FUNDS             VEHICLES               OTHER ACCOUNTS
                    ------------------------   -----------------------   -----------------------
                     NUMBER                     NUMBER                    NUMBER
                       OF                         OF                        OF
PORTFOLIO MANAGER   ACCOUNTS       ASSETS      ACCOUNTS      ASSETS      ACCOUNTS      ASSETS
-----------------   --------   -------------   --------   ------------   --------   ------------
Richard Cutts          10*     $ 1.8 billion       8      $1.6 billion      110     $7.4 billion

Carl Pappo              2*     $2.48 billion       0      $  0                0     $  0

          Account information is provided as of September 30, 2006.

* "Other SEC-registered open-end and closed-end funds" represents funds other than Columbia Total Return Bond Fund.

     - The following is added to the table under the heading "Ownership of Securities":

                                  DOLLAR RANGE OF EQUITY SECURITIES
       PORTFOLIO MANAGER            IN THE FUND BENEFICIALLY OWNED
       -----------------          ---------------------------------
         Richard Cutts
Columbia Total Return Bond Fund            $10,001-$50,000

           Carl Pappo
Columbia Total Return Bond Fund                   $0

          Account information is provided as of September 30, 2006.

     -    The following is added to the table under the heading "Compensation":

PORTFOLIO MANAGER            FUND NAME                 PEER GROUP           PERFORMANCE BENCHMARK
-----------------   --------------------------   ---------------------   ---------------------------
  Richard Cutts     Columbia Total Return Bond   Lipper Intermediate     Lehman Aggregate Bond Index
                    Fund                         Investment Grade Debt
                                                 Category

    Carl Pappo      Columbia Total Return Bond   Lipper Intermediate     Lehman Aggregate Bond Index
                    Fund                         Investment Grade Debt
                                                 Category





INT-39/114966-1006

                           COLUMBIA FUNDS SERIES TRUST
                          COLUMBIA SHORT TERM BOND FUND
                                  (THE "FUND")

                        SUPPLEMENT DATED NOVEMBER 8, 2006
                    TO THE PROSPECTUSES DATED AUGUST 1, 2006

     Effective immediately, the prospectuses for all share classes of the Fund are hereby supplemented to reflect the following:

     - Ronald Stahl is an additional portfolio manager responsible for making the day-to-day investment decisions for the Fund. Mr. Stahl's professional biography is as follows:

                                                    BUSINESS EXPERIENCE DURING PAST
PORTFOLIO MANAGER    LENGTH OF SERVICE WITH FUND               FIVE YEARS
-----------------   -----------------------------   -------------------------------
Ronald Stahl        Columbia Short Term Bond Fund   Columbia Management -
                    since November 2006             Associated since January 1998




INT-47/114965-1006

                           COLUMBIA FUNDS SERIES TRUST
                          COLUMBIA SHORT TERM BOND FUND
                                  (THE "FUND")

                        SUPPLEMENT DATED NOVEMBER 8, 2006
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2006

     Effective immediately, the Statement of Additional Information for all share classes of the Fund is hereby supplemented as follows:

     - The following is added to the table under the heading "Other Accounts Managed by the Portfolio Managers":

                      OTHER SEC-REGISTERED
                            OPEN-END           OTHER POOLED INVESTMENT
                      AND CLOSED-END FUNDS             VEHICLES                OTHER ACCOUNTS
                    ------------------------   ------------------------   -----------------------
                     NUMBER                     NUMBER                     NUMBER
                       OF                         OF                         OF
PORTFOLIO MANAGER   ACCOUNTS       ASSETS      ACCOUNTS       ASSETS      ACCOUNTS      ASSETS
-----------------   --------   -------------   --------   -------------   --------   ------------
Ronald Stahl           7*       $660 million       6      $1.03 million      108     $7.5 billion

          Account information is provided as of September 30, 2006.

* "Other SEC-registered open-end and closed-end funds" represents funds other than Columbia Short Term Bond Fund.

     - The following is added to the table under the heading "Ownership of Securities":

                    DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER     IN THE FUND BENEFICIALLY OWNED
-----------------   ---------------------------------
   Ronald Stahl                     $0

          Account information is provided as of September 30, 2006.

     -    The following is added to the table under the heading "Compensation":

PORTFOLIO MANAGER               PEER GROUP                    PERFORMANCE BENCHMARK
-----------------   ----------------------------------   -------------------------------
Ronald Stahl        Lipper Short Investment Grade Debt   Merrill Lynch 1-3 Year Treasury
                    Category                             Index



INT-50/115053-1006